Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Taxes Payable Abstract
Income tax payable	$ 935,630	$ 630,953
Value added tax payable	40,604	63,339
Other taxes payable	7,636	18,035
Total	$ 983,869	$ 712,327